Finance expenses - Summary of Financial Expenses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Expenses [Abstract]
Foreign exchange differences	€ (963,685)	€ (10,707)	€ (380)
Interest expenses over bank balances	(92,470)	(4,377)	0
Other finance expenses	(6,208)	(1,797)	0
Total finance expenses	€ (1,062,363)	€ (16,881)	€ (380)